Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS:

The Company has evaluated the period subsequent to December 31, 2016 for events that did not exist at the balance sheet date but arose after that date and determined that no subsequent events arose that should be disclosed in order to keep the financial statements from being misleading, except as set forth below:

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On January 17, 2017, we filed a revised plan of reorganization and disclosure statement therefore. On February 8, 2017, we filed a further revised plan of reorganization and disclosure statement therefore. On February 13, 2017, we filed amendments and further revisions to the plan of reorganization we filed on February 8, 2017 and to the disclosure statement therefore. The Court approved our Disclosure Statement on February 13, 2017 and scheduled a hearing to consider confirmation of the Plan for March 14, 2017. On February 21, 2017, the Court signed an amended order approving our Disclosure Statement. The amended order: (1) approves the adequacy of our Disclosure Statement, (2) approves the solicitation and notice procedures related to confirmation of our plan of reorganization, (3) approves the forms of ballots and notices related thereto, (4) approves the rights offering procedures and matters related thereto, (5) schedules certain dates related to our plan confirmation process and Rights Offering, and (6) grants related relief. With respect to the Rights Offering, the amended order defines the “Subscription Commencement Date” as February 21, 2017. Accordingly, as will be reflected in the materials to be distributed in connection with the Rights Offering, the Plan Value under the PSA is $6.0 billion.

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On February 8, 2017, the Debtors obtained a commitment letter from Barclays, pursuant to which, in connection with the consummation of the Plan, Barclays has agreed to provide secured and unsecured financing in an aggregate amount of up to $2.4 billion, consisting of (i) a seven-year senior secured first lien term loan credit facility in an aggregate amount of $600.0 million, (ii) a five-year senior secured first lien revolving credit facility in an aggregate amount of $400.0 million and (iii) senior unsecured bridge loans under senior unsecured bridge facilities in an aggregate amount of up to $1.4 billion.

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As of January 19, 2017, the Backstop Approval Order was entered by the Bankruptcy Court and the Commitment Premium was fully earned by the Commitment Parties; the order being entered on January 19, 2017 satisfied one of the milestones in the Backstop Agreement. The Commitment Premium will be paid either in the form of new common stock at the Rights Offering Price, if the Plan is consummated as contemplated in the Plan Support Agreement, or in cash if the Backstop Agreement is terminated other than as a result of a material breach by the Commitment Parties. See Note 1 for further details.

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On April 4, 2016, we received a demand for payment and notice of enforcement from REX in connection with the transportation agreement related to the Rockies Express Pipeline, pursuant to which Rockies Express demanded payment from us of $303.2 million by April 20, 2016. On April 14, 2016, REX filed a lawsuit against us in Harris County, Texas alleging breach of contract and seeking damages related to the alleged breach. On August 26, 2016, REX filed a proof of claim with the Bankruptcy Court for $303.3 million. The Company objected to REX’s proof of claim. On January 12, 2017, REX and the Company entered into a settlement agreement resolving REX’s proof of claim. Pursuant to the settlement, we agreed to make a cash payment to REX of $150.0 million six months after the Company emerges from chapter 11, but no later than October 30, 2017, and to provide REX an allowed general unsecured claim under our Plan in that amount. Additionally, in connection with the settlement, we agreed to enter into, with REX, a new seven-year agreement, commencing December 1, 2019, for firm transportation service on the Rockies Express Pipeline, west-to-east, of 200,000 dekatherms per day at a rate of approximately $0.37 per dekatherm, or approximately $26.8 million annually. The settlement with REX has been submitted to the Bankruptcy Court for approval and will be implemented in connection with the plan of reorganization.

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The Company is a party, with Big West Oil, LLC (“Big West”), to several prepetition contracts (the “Crude Contracts”) for the purchase and sale of crude oil. On April 26, 2016, Big West Oil LLC (“Big West”) and the Company entered into a Temporary Suspension of Contracts and Interim Crude Oil Purchase and Sale Agreement (“Suspension Agreement”), pursuant to which the parties suspended performance under the prepetition contracts. On August 30, 2016, Big West filed a proof of claim with the Bankruptcy Court for $32.6 million. The Company objected to Big West’s proof of claim. On January 20, 2017, Big West and the Company reached an agreement settling and resolving Big West’s proof of claim. Pursuant to the settlement, we agreed to make a cash payment to Big West, within six months of our emergence from chapter 11, of $17.35 million, to provide Big West with an allowed general unsecured claim against all of the Ultra Entities in that amount and that all of our prepetition contracts with Big West, including the Suspension Agreement, would be rejected (with no additional damages other than the $17.35 million payment) in connection with our plan of reorganization. Additionally, in connection with the settlement, we and Big West agreed to enter into two new, two-year, contracts for the purchase and sale of crude oil we produce in Wyoming and Utah. The settlement with Big West has been submitted to the Bankruptcy Court for approval and will be implemented in connection with the plan of reorganization.